Other Current Liabilities (Tables)	9 Months Ended
Sep. 30, 2024
Other Current Liabilities [Abstract]
Schedule of Other Current Liabilities
	September 30, 2024	December 31, 2023
	U.S. dollars in thousands

Accrued vacation	3,162	2,820
Taxes payable	8	36
Estimated accrual for a certain batch production incident	2,346	-
Accrued expenses and other	1,834	2,102
	7,350	4,958